As filed with the Securities and Exchange Commission on September 16, 2002.

                                          1933 Act No. 333-37453
                                          1940 Act No. 811-08413

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]
    Pre-Effective Amendment No.                                           [ ]
    Post-Effective Amendment No.   47                                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
     Amendment No. 48                                                     [X]


                             EVERGREEN EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                              1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed  that this filing will become  effective:
[ ] immediately  upon filing  pursuant to paragraph (b)
[ ] on [Date] pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                              PARTS A, B AND C

     An effective date for this filing has yet to be determined. The Registrant will promptly provide an effective date to the Commission once it has been determined.

     The Prospectus and Statement of Additional Information of Evergreen Principal Protection Fund and Part C of the Registrant are hereby incorporated by reference into this Post-Effective Amendment No. 47 from Post-Effective Amendment No. 39 filed on June 19, 2002.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 16th day of September, 2002.

                                         EVERGREEN EQUITY TRUST


                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 16th day of September, 2002.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce*                Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry             /s/ Russell A. Salton, III MD
-----------------------------    -----------------------------     -------------------------------
Gerald M. McDonnell*             Thomas L. McVerry*                 Russell A. Salton, III MD*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson           /s/ Richard K. Wagoner
------------------------------   ------------------------------    ---------------------------
Michael S. Scofield*              David M. Richardson*             Richard K. Wagoner*
Chairman of the Board             Trustee                          Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima
------------------------------   ------------------------------
Leroy Keith, Jr.*                Richard J. Shima*
Trustee                          Trustee

*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                                         September 16, 2002



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Evergreen Equity Trust (the "Registrant")
                  Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         On behalf of the Registrant, I enclose for filing Post-Effective Amendment No. 47 (the "Amendment") to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act").

     This filing is being made to delay the effective date of Post-Effective Amendment No. 39, filed on June 19, 2002, to a date not yet determined. The Registrant will promptly provide the Commission with an effective date once it has been determined.

         If you have any questions or would like further information, please call me at (617) 210-3682.


                                                         Sincerely yours,

                                                         /s/ Maureen E. Towle
                                                         Maureen E. Towle

Enclosure